UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23581________________________

Waycross Independent Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

WAYCROSS LONG/SHORT EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Semi-Annual Report

August 31, 2023

(Unaudited)

WAYCROSS FUNDS
LETTER TO SHAREHOLDERS (Unaudited)	August 31, 2023

Dear Shareholders,

We are pleased to provide this update for the Waycross Funds. The U.S. economy has proven to be remarkably resilient in the face of rising interest rates, and strength in consumer spending has been a significant contributor. Over the course of the third quarter, however, the consumer faced increasing headwinds: From July to August, gasoline prices rose 11%, credit card balances topped $1 trillion, and student loan repayments were set to restart on October 1. Consumer confidence has consequently waned, which can be observed in the third quarter performance of the retail stocks. Those most levered to discretionary spending fared the worst, and those that offered reasonably priced value fared much better. Going forward, the markets are pricing in an economic slowdown in the first half of 2024, implying retail stocks will remain under pressure for the foreseeable future.

Waycross Long/Short Equity Fund (WAYEX)

The Waycross Long/Short Equity Fund’s (WAYEX) (the “Long/Short Fund”) investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation, and market sentiment. This comprehensive analysis allows us to construct a portfolio using long and short positions, providing growth potential while reducing volatility.

Performance Review

The Long/Short Fund produced a 9.28% return for the six months ended August 31, 2023, outperforming the primary benchmark (custom index) comprised of 50% S&P 500® Index and 50% 90-day U.S. Treasury Bills, which collectively returned 8.41%.

During the six months ended August 31, 2023, the Technology sector was the most significant contributor to performance, led by our long positions in NVIDIA Corp. (NVDA), Apple (AAPL), and Marvell Technology (MRVL). The Consumer Staples sector was the primary detractor of performance during the period due to the long positions in Target (TGT) and Sysco (SYY) and a short position in Walmart (WMT).

Over longer time horizons, the Long/Short Fund returned 5.94%, 6.80%, and 5.91%, annualized over the three year, five year and since inception periods ended August 31, 2023, while the primary benchmark returned 6.36%, 6.76%, and 6.67%, over the same periods.

The Long/Short Fund remains actively managed, emphasizing long positions where company fundamentals are expected to support future earnings growth. A diversified book of short positions acts as a hedge across the portfolio, allowing the Long/Short Fund to maintain lower volatility than the overall market.

Waycross Focused Core Equity Fund (WAYFX)

The Waycross Focused Core Equity Fund’s (WAYFX) (the “Focused Fund”) investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation, and market sentiment. This comprehensive analysis allows us to construct a concentrated, long-only portfolio to seek capital appreciation over a full market cycle (which the Fund defines as a sustained upswing in equity markets followed by a pullback and recovery).

Performance Review

The Focused Fund produced a 17.07% return for the six months ended August 31, 2023, outperforming its primary benchmark, the S&P 500® Index, which returned 14.50% for the same period. Since inception, the Focused Fund produced a 9.62% return ended August 31, 2023, outperforming the S&P 500® Index, which returned 9.31% for the same period.

During the six months ended August 31, 2023, the Information Technology sector contributed most significantly to returns, primarily due to solid performance from NVIDIA Corp. (NVDA). Conversely, the Health Care sector was the primary detractor of returns, mainly driven by poor performance from Edwards Lifesciences Corp. (EW) and Intuitive Surgical, Inc. (ISRG).

Market Outlook

Economic growth will likely decelerate in the fourth quarter and 2024 due to several factors. First among them is high-interest rates. With the 10-year Treasury yield at a level not seen since 2007, the cost of buying a car, purchasing a home, and starting a new business have risen significantly. In addition, the U.S. consumer appears to be increasingly tapped out. Add to that the uncertainty caused by the UAW strike, which may be broader and more prolonged than currently estimated, and it appears inevitable that GDP growth will come in 1-2% lighter than third quarter’s 3.5% rate. The silver lining is the low probability of a full-on recession, and any slowdown is likely to be short-lived. Employment and wages remain strong, and with a September uptick in the Manufacturing PMI, the industrial sector appears to be stabilizing. Moreover, after an incremental 0.25% raise in the fourth quarter, the Federal Reserve is unlikely to raise rates further. This, when coupled with the fact that October and November are historically up months for the stock market after a down September (the S&P declined 5%), bodes well for the market looking into 2024.

We believe the Funds are positioned well to take advantage of the opportunities presented by increased market volatility related to the abovementioned factors.

Waycross defines risk as the negative portfolio outcomes that can arise due to improper oversight of fundamental characteristics, systematic market drivers, and liquidity constraints. Waycross believes market risk is the biggest risk to both WAYEX and WAYFX.

Market Risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and around the world and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Funds) could fall drastically and rapidly and adversely affect the Fund.

Waycross monitors correlation and exposure to market drivers using Bloomberg’s risk analytics modules. We use FactSet Portfolio Analytics to measure our exposures to sectors and market conditions.

Within every portfolio decision is a deliberate consideration of the risks mentioned above. Our Key Driver Approach to stock analysis provides the basis for mitigating stock-specific and industry risk. Additionally, we engage in other risk management procedures such as limiting individual position weights, choosing investments with adequate liquidity, and adhering to a consistent sell discipline.

On behalf of Waycross Partners, LLC, thank you for investing in the Funds.

Sincerely,

Benjamin H. Thomas, CFA
Founding Principal | CIO | Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-267-4304.

An investor should consider the investment objectives, risks, charges and expenses of a Fund before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-866-267-4304 and a copy will be sent to you free of charge or visit the Funds’ website at www.waycrossfunds.com. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Waycross Partners’ current opinions and views of the financial markets. Although Waycross Partners believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this

Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of August 31, 2023, please see the Schedule of Investments section of the annual report. The opinions of the Waycross Partners with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of a Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

WAYCROSS LONG/SHORT EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2023 (Unaudited)

Net Sector Exposure versus S&P 500® Index*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
% of
Security Description	Net Assets
Microsoft Corporation	4.3%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.6%
Apple, Inc.	3.4%
NVIDIA Corporation	3.4%
AbbVie, Inc.	2.9%
TJX Companiess, Inc. (The)	2.7%
Starbucks Corporation	2.6%
Target Corporation	2.4%
Intuitive Surgical, Inc.	2.2%
Top 10 Short Equity Holdings
% of
Security Description	Net Assets
Caterpillar, Inc.	-1.4%
Microchip Technology, Inc.	-1.3%
Ross Stores, Inc.	-1.3%
Accenture plc - Class A	-1.3%
Texas Instruments, Inc.	-1.2%
Comcast Corporation - Class A	-1.2%
NIKE, Inc. - Class B	-1.1%
WestRock Company	-1.1%
Union Pacific Corporation	-1.1%
Lockheed Martin Corporation	-1.1%

WAYCROSS FOCUSED CORE EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2023 (Unaudited)

Sector Exposure versus S&P 500® Index (% of Net Assets)

Top 10 Long Equity Holdings
% of
Security Description	Net Assets
Apple, Inc.	6.9%
Microsoft Corporation	6.2%
NVIDIA Corporation	6.1%
Meta Platforms, Inc. - Class A	5.1%
Intuitive Surgical, Inc.	4.3%
Alphabet, Inc. - Class A	4.2%
Amazon.com, Inc.	4.2%
Cisco Systems, Inc.	3.8%
AbbVie, Inc.	3.7%
Mastercard, Inc. - Class A	3.7%

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)
COMMON STOCKS — 88.0%	Shares	Value
Communications — 6.7%
Internet Media & Services — 5.8%
Alphabet, Inc. - Class A (a)(b)	14,941	$2,034,516
Meta Platforms, Inc. - Class A (a)(b)	11,533	3,412,500
		5,447,016
Telecommunications — 0.9%
T-Mobile US, Inc. (a)	6,500	885,625

Consumer Discretionary — 15.2%
Automotive — 1.0%
Ford Motor Company	79,500	964,335

E-Commerce Discretionary — 3.8%
Amazon.com, Inc. (a)(b)	25,905	3,575,149

Leisure Facilities & Services — 3.4%
Marriott International, Inc. - Class A	4,000	814,040
Starbucks Corporation	24,836	2,420,020
		3,234,060
Retail - Discretionary — 7.0%
Lowe’s Companies, Inc.	3,500	806,680
Lululemon Athletica, Inc. (a)	1,550	590,953
O’Reilly Automotive, Inc. (a)	855	803,444
TJX Companies, Inc. (The)	27,803	2,571,221
Ulta Beauty, Inc. (a)	4,345	1,803,305
		6,575,603
Consumer Staples — 3.7%
Retail - Consumer Staples — 2.4%
Target Corporation	17,964	2,273,344

Wholesale - Consumer Staples — 1.3%
Sysco Corporation (b)	17,460	1,216,089

Energy — 3.0%
Oil & Gas Producers — 1.9%
Devon Energy Corporation	16,100	822,549
Diamondback Energy, Inc.	6,800	1,032,104
		1,854,653

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Energy — 3.0% (Continued)
Oil & Gas Services & Equipment — 1.1%
Schlumberger Ltd.	17,500	$1,031,800

Financials — 6.6%
Banking — 3.8%
Citigroup, Inc. (b)	14,726	608,037
Fifth Third Bancorp	28,000	743,400
JPMorgan Chase & Company (b)	9,525	1,393,793
Wells Fargo & Company (b)	19,590	808,871
		3,554,101
Institutional Financial Services — 1.5%
Goldman Sachs Group, Inc. (The) (b)	4,285	1,404,237

Insurance — 1.3%
Chubb Ltd.	6,310	1,267,490

Health Care — 18.0%
Biotech & Pharma — 5.7%
AbbVie, Inc. (b)	18,474	2,714,939
BioMarin Pharmaceutical, Inc. (a)	7,000	639,660
Eli Lilly & Company	1,900	1,052,980
Zoetis, Inc.	4,800	914,448
		5,322,027
Health Care Facilities & Services — 3.2%
Cencora, Inc.	6,150	1,082,277
Humana, Inc.	4,257	1,965,159
		3,047,436
Medical Equipment & Devices — 9.1%
Abbott Laboratories	8,200	843,780
Boston Scientific Corporation (a)	19,900	1,073,406
Danaher Corporation (b)	3,600	954,000
DexCom, Inc. (a)	7,850	792,693
Edwards Lifesciences Corporation (a)	16,951	1,296,243
Intuitive Surgical, Inc. (a)	6,597	2,062,750
Thermo Fisher Scientific, Inc. (b)	2,853	1,589,406
		8,612,278

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Industrials — 7.1%
Aerospace & Defense — 1.5%
Boeing Company (The) (a)	6,100	$1,366,583

Engineering & Construction — 1.3%
Fluor Corporation (a)	35,643	1,247,149

Machinery — 1.3%
Ingersoll Rand, Inc.	17,500	1,218,175

Transportation & Logistics — 3.0%
CSX Corporation	57,031	1,722,336
Norfolk Southern Corporation	5,594	1,146,826
		2,869,162
Materials — 3.3%
Chemicals — 2.0%
Celanese Corporation	8,400	1,061,424
International Flavors & Fragrances, Inc.	12,000	845,400
		1,906,824
Construction Materials — 1.3%
Carlisle Companies., Inc.	4,500	1,183,590

Technology — 24.4%
Semiconductors — 7.6%
Advanced Micro Devices, Inc. (a)	4,600	486,312
Analog Devices, Inc. (b)	9,145	1,662,378
Marvell Technology, Inc.	32,639	1,901,222
NVIDIA Corporation	6,430	3,173,526
		7,223,438
Software — 7.0%
Atlassian Corporation - Class A (a)	1,600	326,496
Intuit, Inc.	950	514,719
Microsoft Corporation (b)	12,293	4,029,154
MongoDB, Inc. (a)	925	352,703
Oracle Corporation	8,100	975,159
Snowflake, Inc. - Class A (a)	2,800	439,180
		6,637,411
Technology Hardware — 6.1%
Apple, Inc. (b)	16,940	3,182,518
Cisco Systems, Inc. (b)	31,754	1,821,092

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.0% (Continued)	Shares	Value
Technology — 24.4% (Continued)
Technology Hardware — 6.1% (Continued)
Seagate Technology Holdings plc	10,300	$729,137
		5,732,747
Technology Services — 3.7%
Mastercard, Inc. - Class A (b)	4,329	1,786,319
PayPal Holdings, Inc. (a)(b)	9,030	564,465
Visa, Inc. - Class A	4,555	1,119,072
		3,469,856

Total Common Stocks (Cost $60,091,456)		$83,120,178

MONEY MARKET FUNDS — 11.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (c) (Cost $10,859,031)	10,859,031	$10,859,031

Investments at Value — 99.5% (Cost $70,950,487)		$93,979,209

Other Assets in Excess of Liabilities — 0.5%		511,052

Net Assets — 100.0%		$94,490,261

(a)	Non-income producing security.

(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of August 31, 2023 was $26,560,003.

(c)	The rate shown is the 7-day effective yield as of August 31, 2023.

See accompanying notes to financial statements.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2023 (Unaudited)
COMMON STOCKS — 37.4%	Shares	Value
Communications — 1.2%
Cable & Satellite — 1.2%
Comcast Corporation - Class A	23,494	$1,098,579

Consumer Discretionary — 7.9%
Apparel & Textile Products — 1.1%
NIKE, Inc. - Class B	10,355	1,053,207

Automotive — 1.0%
General Motors Company	28,500	955,035

E-Commerce Discretionary — 1.0%
eBay, Inc.	20,800	931,424

Leisure Facilities & Services — 0.9%
Hilton Worldwide Holdings, Inc.	6,000	891,900

Retail - Discretionary — 3.9%
AutoZone, Inc.	407	1,030,252
Best Buy Company, Inc.	5,785	442,263
Home Depot, Inc. (The)	3,000	990,900
Ross Stores, Inc.	9,800	1,193,738
		3,657,153
Consumer Staples — 0.9%
Retail - Consumer Staples — 0.9%
Walmart, Inc.	5,200	845,572

Energy — 3.0%
Oil & Gas Producers — 2.0%
ConocoPhillips	7,800	928,434
Occidental Petroleum Corporation	15,700	985,803
		1,914,237
Oil & Gas Services & Equipment — 1.0%
Halliburton Company	25,000	965,500

Financials — 0.8%
Insurance — 0.8%
Hartford Financial Services Group, Inc. (The)	10,000	718,200

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 37.4% (Continued)	Shares	Value
Health Care — 8.9%
Biotech & Pharma — 3.0%
Amgen, Inc.	3,900	$999,726
Bristol-Myers Squibb Company	16,300	1,004,895
Pfizer, Inc.	23,300	824,354
		2,828,975
Health Care Facilities & Services — 1.4%
Elevance Health, Inc.	975	430,960
Patterson Companies, Inc.	30,000	901,200
		1,332,160
Medical Equipment & Devices — 4.5%
DENTSPLY SIRONA, Inc.	15,300	567,477
Medtronic plc	12,200	994,300
Mettler-Toledo International, Inc.	750	910,110
Revvity, Inc.	7,500	877,725
Zimmer Biomet Holdings, Inc.	7,400	881,488
		4,231,100
Industrials — 4.7%
Aerospace & Defense — 1.1%
Lockheed Martin Corporation	2,300	1,031,205

Diversified Industrials — 1.1%
Illinois Tool Works, Inc.	4,100	1,014,135

Machinery — 1.4%
Caterpillar, Inc.	4,700	1,321,311

Transportation & Logistics — 1.1%
Union Pacific Corporation	4,700	1,036,679

Materials — 2.1%
Chemicals — 1.0%
Huntsman Corporation	35,000	975,450

Containers & Packaging — 1.1%
WestRock Company	31,700	1,036,907

Technology — 7.9%
Semiconductors — 3.0%
Intel Corporation	11,800	414,652
Microchip Technology, Inc.	14,900	1,219,416

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 37.4% (Continued)	Shares	Value
Technology — 7.9% (Continued)
Semiconductors — 3.0% (Continued)
Texas Instruments, Inc.	7,000	$1,176,420
		2,810,488
Software — 1.7%
Autodesk, Inc.	3,400	754,596
Workday, Inc. - Class A	3,700	904,650
		1,659,246
Technology Hardware — 1.4%
Hewlett Packard Enterprise Company	35,000	594,650
Juniper Networks, Inc.	25,000	728,000
		1,322,650
Technology Services — 1.8%
Accenture plc - Class A	3,663	1,185,969
Paychex, Inc.	4,300	525,589
		1,711,558

Total Securities Sold Short — 37.4% (Proceeds $34,701,273)		$35,342,671

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)
COMMON STOCKS — 100.0%	Shares	Value
Communications — 9.3%
Internet Media & Services — 9.3%
Alphabet, Inc. - Class A (a)	3,397	$462,570
Meta Platforms, Inc. - Class A (a)	1,883	557,161
		1,019,731
Consumer Discretionary — 13.7%
E-Commerce Discretionary — 4.2%
Amazon.com, Inc. (a)	3,349	462,195

Leisure Facilities & Services — 3.1%
Starbucks Corporation	3,508	341,820

Retail - Discretionary — 6.4%
TJX Companies, Inc. (The)	4,134	382,312
Ulta Beauty, Inc. (a)	763	316,668
		698,980
Consumer Staples — 5.5%
Retail - Consumer Staples — 3.0%
Target Corporation	2,608	330,043

Wholesale - Consumer Staples — 2.5%
Sysco Corporation	3,977	276,998

Financials — 10.6%
Banking — 5.5%
Citigroup, Inc.	3,294	136,009
JPMorgan Chase & Company	2,038	298,220
Wells Fargo & Company	4,313	178,084
		612,313
Institutional Financial Services — 3.0%
Goldman Sachs Group, Inc. (The)	1,000	327,710

Insurance — 2.1%
Chubb Ltd.	1,148	230,599

Health Care — 17.5%
Biotech & Pharma — 3.7%
AbbVie, Inc.	2,786	409,430

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Health Care Facilities & Services — 3.3%
Humana, Inc.	776	$358,225

Medical Equipment & Devices — 10.5%
Edwards Lifesciences Corporation (a)	4,109	314,215
Intuitive Surgical, Inc. (a)	1,517	474,336
Thermo Fisher Scientific, Inc.	651	362,672
		1,151,223
Industrials — 7.0%
Engineering & Construction — 2.5%
Fluor Corporation (a)	7,970	278,870

Transportation & Logistics — 4.5%
CSX Corporation	7,715	232,993
Norfolk Southern Corporation	1,258	257,903
		490,896
Technology — 36.4%
Semiconductors — 12.3%
Analog Devices, Inc.	2,109	383,374
Marvell Technology, Inc.	5,161	300,628
NVIDIA Corporation	1,356	669,254
		1,353,256
Software — 6.2%
Microsoft Corporation	2,084	683,052

Technology Hardware — 10.7%
Apple, Inc.	4,049	760,686
Cisco Systems, Inc.	7,153	410,224
		1,170,910
Technology Services — 7.2%
Mastercard, Inc. - Class A	980	404,387
PayPal Holdings, Inc. (a)	2,039	127,458
Visa, Inc. - Class A	1,056	259,438
		791,283

Total Common Stocks (Cost $9,613,169)		$10,987,534

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $29,790)	29,790	$29,790

Investments at Value — 100.3% (Cost $9,642,959)		$11,017,324

Liabilities in Excess of Other Assets — (0.3%)		(29,053)

Net Assets — 100.0%		$10,988,271

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2023.

See accompanying notes to financial statements.

WAYCROSS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2023 (Unaudited)
	Waycross	Waycross
	Long/Short	Focused Core
	Equity Fund	Equity Fund
ASSETS
Investments in securities:
At cost	$70,950,487	$9,642,959
At value (Note 2)	$93,979,209	$11,017,324
Cash deposits for securities sold short (Note 2)	35,760,438	—
Receivable for capital shares sold	129,765	—
Receivable from Adviser (Note 4)	—	7,562
Dividends and interest receivable	124,705	10,374
Other assets	17,238	12,016
Total assets	130,011,355	11,047,276

LIABILITIES
Securities sold short, at value (proceeds $34,701,273 and $0) (Note 2)	35,342,671	—
Payable for capital shares redeemed	—	50,528
Dividends payable on securities sold short (Note 2)	66,709	—
Payable to Adviser (Note 4)	99,739	—
Payable to administrator (Note 4)	8,095	5,667
Other accrued expenses	3,880	2,810
Total liabilities	35,521,094	59,005

NET ASSETS	$94,490,261	$10,988,271

NET ASSETS CONSIST OF:
Paid-in capital	$69,722,538	$10,192,414
Accumulated earnings	24,767,723	795,857
NET ASSETS	$94,490,261	$10,988,271

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,366,666	866,058

Net asset value, offering price and redemption price per share (Note 2)	$14.84	$12.69

See accompanying notes to financial statements.

WAYCROSS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 2023 (Unaudited)
	Waycross	Waycross
	Long/Short	Focused Core
	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividend income	$774,138	$66,598
Interest income	794,420	—
	1,568,558	66,598

EXPENSES
Management fees (Note 4)	574,669	35,968
Dividend expense on securities sold short (Note 2)	337,273	—
Administration fees (Note 4)	37,949	25,002
Trustees’ fees and expenses (Note 4)	12,076	12,076
Registration and filing fees	14,731	6,965
Audit and tax services fees	9,165	9,165
Transfer agent fees (Note 4)	9,000	9,000
Legal fees	7,446	9,026
Compliance fees (Note 4)	6,750	6,750
Custody and bank service fees	4,660	3,455
Shareholder reporting expenses	4,103	3,849
Postage and supplies	1,579	661
Other expenses	16,778	6,708
Total expenses	1,036,179	128,625
Less fee reductions and expense reimbursements by the Adviser (Note 4)	—	(87,629)
Net expenses	1,036,179	40,996

NET INVESTMENT INCOME	532,379	25,602

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	5,457,931	(191,785)
Securities sold short	(2,774,110)	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,008,045	1,694,101
Securities sold short	(1,175,816)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	7,516,050	1,502,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,048,429	$1,527,918

See accompanying notes to financial statements.

WAYCROSS LONG/SHORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	August 31, 2023	February 28,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$532,379	$38,263
Net realized gains (losses) from:
Investments	5,457,931	141,635
Securities sold short	(2,774,110)	(71,817)
Net change in unrealized appreciation (depreciation) on:
Investments	6,008,045	(5,100,352)
Securities sold short	(1,175,816)	336,142
Net increase (decrease) in net assets resulting from operations	8,048,429	(4,656,129)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,534,986	7,810,996
Payments for shares redeemed	(1,795,594)	(11,983,975)
Net decrease in net assets from capital share transactions	(260,608)	(4,172,979)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,787,821	(8,829,108)

NET ASSETS
Beginning of period	86,702,440	95,531,548
End of period	$94,490,261	$86,702,440

CAPITAL SHARE ACTIVITY
Shares sold	106,458	559,628
Shares redeemed	(125,196)	(893,880)
Net decrease in shares outstanding	(18,738)	(334,252)
Shares outstanding at beginning of period	6,385,404	6,719,656
Shares outstanding at end of period	6,366,666	6,385,404

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	August 31, 2023	February 28,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$25,602	$54,821
Net realized losses from:
Investments	(191,785)	(462,883)
Net change in unrealized appreciation (depreciation) on:
Investments	1,694,101	(219,103)
Net increase (decrease) in net assets resulting from operations	1,527,918	(627,165)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	—	(43,014)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	919,599	541,015
Net asset value of shares issued in reinvestment of distributions	—	41,331
Payments for shares redeemed	(961,383)	(1,286,643)
Net decrease in net assets from capital share transactions	(41,784)	(704,297)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,486,134	(1,374,476)

NET ASSETS
Beginning of period	9,502,137	10,876,613
End of period	$10,988,271	$9,502,137

CAPITAL SHARE ACTIVITY
Shares sold	75,089	51,116
Shares reinvested	—	4,032
Shares redeemed	(85,511)	(121,710)
Net decrease in shares outstanding	(10,422)	(66,562)
Shares outstanding at beginning of period	876,480	943,042
Shares outstanding at end of period	866,058	876,480

See accompanying notes to financial statements.

WAYCROSS LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2023		February 28,	February 28,	February 28,		February 29,		February 28,
	(Unaudited)		2023	2022	2021		2020		2019
Net asset value at beginning of period	$13.58		$14.22	$14.81	$11.33		$10.90		$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.00 (a)	(0.18)	(0.16)		(0.09)		(0.06)
Net realized and unrealized gains (losses) on investments	1.18		(0.64)	0.39	3.81		0.64		0.06	(b)
Total from investment operations	1.26		(0.64)	0.21	3.65		0.55		0.00	(a)
Less distributions from:
Net realized gains	—		—	(0.80)	(0.17)		(0.12)		—
Net asset value at end of period	$14.84		$13.58	$14.22	$14.81		$11.33		$10.90
Total return (c)	9.28	% (d)	(4.50%)	1.13%	32.24%		5.04%		0.00%
Net assets at end of period (000’s)	$94,490		$86,702	$95,532	$89,262		$55,537		$39,170

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.25	% (e)	2.27%	2.31%	2.35%		2.66%		2.86%
Ratio of net expenses to average net assets	2.25	% (e)	2.27%	2.31%	2.45	% (f)(g)	2.94	% (f)(g)	2.89	% (f)(g)
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.52	% (e)	1.50%	1.49%	1.69	% (f)	1.99	% (f)	1.99	% (f)
Ratio of net investment income (loss) to average net assets	1.16	% (e)	0.04%	(1.26%)	(1.39	%) (f)	(0.90	%) (f)	(1.00	%) (f)
Portfolio turnover rate	29	% (d)	74%	72%	63%		37%		43%

(a)	Amount rounds to less than $0.01 per share.

(b)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or the administrator had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after management fee recoupments, reductions and/or expense reimbursements (Note 4).

(g)	Ratio was determined including prior years’ management fee reductions recouped by the Adviser in the amount of 0.10%, 0.28% and 0.12% for the years ended February 28, 2021, February 29, 2020 and February 28, 2019, respectively, and management fee reductions in the amount of 0.09% for the year ended February 28, 2019 (Note 4).

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	August 31,		Year Ended	Year Ended		Period Ended
	2023		February 28,	February 28,		February 28,
	(Unaudited)		2023	2022		2021 (a)
Net asset value at beginning of period	$10.84		$11.53	$10.70		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.06	0.00	(b)	(0.01)
Net realized and unrealized gains (losses) on investments	1.76		(0.70)	0.90	(c)	0.71
Total from investment operations	1.85		(0.64)	0.90		0.70
Less distributions from:
Net investment income	—		(0.01)	(0.00	) (b)	—
Net realized gains	—		(0.04)	(0.07)		—
Total distributions	—		(0.05)	(0.07)		—
Net asset value at end of period	$12.69		$10.84	$11.53		$10.70
Total return (d)	17.07	% (e)	(5.54%)	8.39%		7.00	% (e)
Net assets at end of period (000’s)	$10,988		$9,502	$10,877		$498

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.56	% (f)	2.47%	7.56%		31.14	% (f)
Ratio of net expenses to average net assets (g)	0.82	% (f)	0.89%	0.89%		1.14	% (f)
Ratio of net investment income (loss) to average net assets (g)	0.51	% (f)	0.57%	0.14%		(0.26	%) (f)
Portfolio turnover rate	25	% (e)	30%	17%		4	% (e)

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.

(b)	Amount rounds to less than $0.01 per share.

(c)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited)

1.	Organization

Waycross Long/Short Equity Fund and Waycross Focused Core Equity Fund (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Long/Short Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Long/Short Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Long/Short Equity Fund is to seek long-term capital appreciation with a secondary emphasis on capital preservation.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Waycross Partners, LLC (the “Adviser”), as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Waycross Long/Short Equity Fund:
Common Stocks	$83,120,178	$—	$—	$83,120,178
Money Market Funds	10,859,031	—	—	10,859,031
Total	$93,979,209	$—	$—	$93,979,209
Common Stocks – Sold Short	$(35,342,671)	$—	$—	$(35,342,671)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Common Stocks	$10,987,534	$—	$—	$10,987,534
Money Market Funds	29,790	—	—	29,790
Total	$11,017,324	$—	$—	$11,017,324

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2023.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Long/Short Equity Fund and Waycross Focused Core Equity Fund during the periods ended August 31, 2023 and February 28, 2023 was as follows:

	Ordinary	Long-Term	Total
Periods Ended	Income	Capital Gains	Distributions
Waycross Long/Short Equity Fund:
August 31, 2023	$—	$—	$—
February 28, 2023	$—	$—	$—
Waycross Focused Core Equity Fund:
August 31, 2023	$—	$—	$—
February 28, 2023	$38,475	$4,539	$43,014

Short sales – Waycross Long/Short Equity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. As collateral for its short positions, the Fund is required under the 1940 Act, to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers or amounts due to prime brokers for securities sold short are reported on the Statements of Assets and Liabilities. These amounts are considered in conjunction with securities held in the Fund’s collateral account. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the six months ended August 31, 2023, the Funds did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of August 31, 2023:

	Waycross Long/	Waycross Focused
	Short Equity Fund	Equity Fund
Tax cost of investments and securities sold short	$36,679,980	$9,688,604
Gross unrealized appreciation	$26,179,186	$1,718,028
Gross unrealized depreciation	(4,222,628)	(389,308)
Net unrealized appreciation	21,956,558	1,328,720
Undistributed ordinary income	—	50,599
Undistributed long-term capital gains	216,533	—
Accumulated ordinary income	532,379	25,602
Capital loss carryforwards	—	(414,755)
Other gains (losses)	2,062,253	(194,309)
Total accumulated earnings	$24,767,723	$795,857

The federal income tax cost of investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales and unsettled cover trades.

As of February 28, 2023, Waycross Focused Core Equity Fund had short-term capital loss carryforwards of $367,537 and long-term capital loss carryforwards of $47,218 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distribution such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the six months ended August 31, 2023, the Funds did not incur any interest or penalties.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended August 31, 2023:

	Waycross Long/	Waycross Focused
	Short Equity Fund	Core Equity Fund
Purchases of investment securities	$22,986,950	$2,510,397
Proceeds from sales of investment securities	$27,636,005	$2,479,625

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement, Waycross Long/Short Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Effective July 1, 2023, under the Investment Advisory Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.66% of its average daily net assets. Prior to July 1, 2023, Waycross Focused Core Equity Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2024, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Long/ Short Equity Fund’s average daily net assets and effective July 1, 2023, 0.69% of Waycross Focused Core Equity Fund’s average daily net assets. Prior to July 1, 2023, the Adviser had contractually agreed to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 0.89% of Waycross Focused Core Equity Fund’s average daily net assets.

During the six months ended August 31, 2023, the Adviser did not collect any of its management fees earned for Waycross Focused Core Equity Fund and reimbursed other expenses in the amount of $87,629.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2024, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of August 31, 2023, the Adviser may seek repayment of fee reductions and/or expense reimbursements no later than the date below:

Waycross Focused
Core Equity Fund
February 29, 2024	$26,832
February 28, 2025	146,901
February 28, 2026	152,546
August 31, 2026	87,629
Total	$413,908

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor and are not paid for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an $8,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2023, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Waycross Long/Short Equity Fund
National Financial Services, LLC (for the benefit of its customers)	98%

Waycross Focused Core Equity Fund
National Financial Services, LLC (for the benefit of its customers)	83%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of August 31, 2023, Waycross Focused Core Equity Fund had 36.4% of the value of its net assets invested in common stocks within the Technology sector.

7.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WAYCROSS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2023) and held until the end of the period (August 31, 2023).

The table below illustrates the Funds’ ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

WAYCROSS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	March 1,	August 31,	Expense	Paid During
	2023	2023	Ratio(a)	Period(b)
Waycross Long/Short Equity Fund
Based on Actual Fund Return	$1,000.00	$1,092.80	2.25%	$11.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.86	2.25%	$11.42

Waycross Focused Core Equity Fund
Based on Actual Fund Return	$1,000.00	$1,170.70	0.82%	$4.49
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.07	0.82%	$4.18

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.waycrossfunds.com.

WAYCROSS FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Board, the Liquidity Administrator Committee, and the Adviser believe the Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors:

●	the Funds’ investment strategies;

●	the liquidity of each Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions;

●	the Funds’ short- and long-term cash flow projections; and

●	the Funds’ cash holdings and access to other funding sources.

The Board appointed a Liquidity Administrator Committee, comprising of personnel at the Adviser, to be responsible for the Program’s administration. The committee oversees the Program and reports to the Board at least annually regarding the Program’s operation and effectiveness.

The annual written report assessing the Program (the “Report”) for the period June 1, 2022 through May 31, 2023 (the “Review Period”), was presented to the Board at a quarterly meeting held on July 26, 2023. During the Review Period, the Funds did not experience any unusual stress or disruption to operations related to purchase and redemption activity. Also, during the Review Period, each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Liquidity Administrator Committee has no concerns regarding the Funds’ ability to meet redemption requests in both normal and stressed market conditions, and that both Funds have low liquidity risk.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE WAYCROSS LONG/SHORT EQUITY FUND AND WAYCROSS FOCUSED CORE EQUITY FUND (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-267-4304

Who we are
Who is providing this notice?	Waycross Long/Short Equity Fund Waycross Focused Core Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Waycross Partners, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

Waycross-SAR-23

(b)	Not applicable

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Waycross Independent Trust

By (Signature and Title)* /s/ Matthew G. Bevin

Matthew G. Bevin, President and Treasurer

Date November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Matthew G. Bevin

Matthew G. Bevin, President and Treasurer

Date November 2, 2023

* Print the name and title of each signing officer under his or her signature.